SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

Form N-1A

REGISTRATION STATEMENT (NO. 2-52698)
UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 84	[X]
and

REGISTRATION STATEMENT (811-02554) UNDER THE INVESTMENT COMPANY ACT OF
1940
Amendment No. 86	[X]

VANGUARD MONEY MARKET RESERVES
(Exact Name of Registrant as Specified in Declaration of Trust)

P.O. Box 2600, Valley Forge, PA 19482
(Address of Principal Executive Office)

Registrant s Telephone Number (610) 669-1000

Anne E. Robinson, Esquire
P. O. Box 876
Valley Forge, PA 19482

Approximate Date of Proposed Public Offering:
It is proposed that this filing will become effective (check appropriate box)
[X] immediately upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 11th day of January, 2017.

VANGUARD MONEY MARKET RESERVES BY:_________ /s/ F. William McNabb III* ____________ F. William McNabb III Chief Executive Officer and President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

/s/ F. William McNabb III*	Chairman and Chief Executive	January 11, 2017

Officer
F. William McNabb
/s/ Emerson U. Fullwood*	Trustee	January 11, 2017

Emerson U. Fullwood
/s/ Rajiv L. Gupta*	Trustee	January 11, 2017

Rajiv L. Gupta
/s/ Amy Gutmann*	Trustee	January 11, 2017

Amy Gutmann
/s/ JoAnn Heffernan Heisen*	Trustee	January 11, 2017

JoAnn Heffernan Heisen
/s/ F. Joseph Loughrey*	Trustee	January 11, 2017

F. Joseph Loughrey
/s/ Mark Loughridge*	Trustee	January 11, 2017

Mark Loughridge
/s/ Scott C. Malpass*	Trustee	January 11, 2017

Scott C. Malpass
/s/ André F. Perold*	Trustee	January 11, 2017

André F. Perold
/s/ Peter F. Volanakis*	Trustee	January 11, 2017

Peter F. Volanakis
/s/ Thomas J. Higgins*	Chief Financial Officer	January 11, 2017

Thomas J. Higgins

*By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016, see File Number 33-32548, Incorporated by Reference.

INDEX TO EXHIBITS

XBRL Instance Document	Ex-101. INS
XBRL Taxonomy Extension Schema Document	Ex-101. SCH
XBRL Taxonomy Extension Calculation Linkbase Document	Ex-101. CAL
XBRL Taxonomy Extension Definition Linkbase Document.	Ex-101. DEF
XBRL Taxonomy Extension Labels Linkbase Document	Ex-101. LAB
XBRL Taxonomy Extension Presentation Linkbase Document	Ex-101. PRE